Janus Investment Fund

Janus Henderson Global Life Sciences Fund

Supplement dated April 3, 2019

to Currently Effective Prospectuses

Effective on or about April 30, 2019, the prospectuses for Janus Henderson Global Life Sciences Fund are amended as follows:

1.	Under “Management” in the Fund Summary section of the Fund’s prospectuses, the following paragraph replaces the corresponding paragraph in its entirety:

Portfolio Manager: Andrew Acker, CFA, is Executive Vice President and Portfolio Manager of the Fund, which he has managed or co-managed since May 2007.

2.	Under “Investment Personnel” in the Management of the Funds section of the Fund’s prospectuses, the following information replaces the corresponding information in its entirety:

Janus Henderson Global Life Sciences Fund

Andrew Acker, CFA, is Executive Vice President and Portfolio Manager of Janus Henderson Global Life Sciences Fund, which he has managed or co-managed since May 2007. Mr. Acker is also Portfolio Manager of other Janus Henderson accounts and performs duties as an analyst. He joined Janus Capital in 1999 as a securities analyst. Mr. Acker holds a Bachelor of Science degree (magna cum laude) in Biochemical Sciences from Harvard College where he was a member of Phi Beta Kappa. Mr. Acker also holds a Master of Business Administration degree with honors from Harvard Business School. Mr. Acker holds the Chartered Financial Analyst designation.

Effective on or about April 30, 2019, all references to Ethan Lovell are deleted from the Fund’s prospectuses. Mr. Lovell intends to remain at Janus Capital Management LLC until June 2019 to assist in transitioning the Fund.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Global Life Sciences Fund

Supplement dated April 3, 2019

to Currently Effective Statement of Additional Information

Effective on or about April 30, 2019, all references to Ethan Lovell are deleted from Janus Henderson Global Life Sciences Fund’s Statement of Additional Information.

Please retain this Supplement with your records.